VANECK BIOTECH ETF
SCHEDULE OF INVESTMENTS
December 31, 2024 (unaudited)
1
FootnoteRuleAboveBlank
Footnotes:
Number
of Shares Value
COMMON STOCKS : 100.0%
China : 1.8%
BeiGene Ltd. (ADR) * 38,215 $ 7,058,693
Underline
Germany : 2.6%
BioNTech SE (ADR) * 90,869 10,354,522
Underline
Ireland : 3.7%
ICON Plc (USD) * 68,780 14,423,854
Underline
United States : 91.9%
Alnylam Pharmaceuticals,
Inc. * 63,207 14,873,239
Amgen, Inc. 234,981 61,245,448
Argenx SE (ADR) * 34,260 21,069,900
Biogen, Inc. * 88,549 13,540,913
BioMarin Pharmaceutical,
Inc. * 84,057 5,525,067
Bio-Techne Corp. 115,242 8,300,881
Charles River Laboratories
International, Inc. * 39,093 7,216,568
Cytokinetics, Inc. * 54,364 2,557,283
Exact Sciences Corp. * † 99,768 5,605,964
Number
of Shares Value
United States (continued)
Gilead Sciences, Inc. 501,791 $ 46,350,435
Illumina, Inc. * † 122,802 16,410,031
Incyte Corp. * 92,521 6,390,425
Insmed, Inc. * 119,234 8,231,915
IQVIA Holdings, Inc. * 92,910 18,257,744
Moderna, Inc. * 248,928 10,350,426
Natera, Inc. * 111,280 17,615,624
Neurocrine Biosciences,
Inc. * 76,409 10,429,829
QIAGEN NV 166,783 7,426,847
Regeneron Pharmaceuticals,
Inc. * 36,676 26,125,415
Repligen Corp. * 35,693 5,137,650
Sarepta Therapeutics, Inc. * 74,896 9,106,605
Vertex Pharmaceuticals,
Inc. * 102,210 41,159,967
362,928,176
Total Common Stocks
(Cost: $418,218,900) 394,765,245
Total Investments: 100.0%
(Cost: $418,218,900) 394,765,245
Other assets less liabilities: 0.0% 129,849
NET ASSETS: 100.0% $ 394,895,094
Definitions:
ADR American Depositary Receipt
USD United States Dollar
* Non-income producing
† Security fully or partially on loan. Total market value of securities on loan is $19,648,252.